CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / ounce	Dec. 31, 2017 USD ($)
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Amounts received from VAT refunds	$ 443,000,000	$ 484,000,000
Interest payable	340,000,000	313,000,000
Revenue, performance obligation	3,538,000,000
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 112,000,000	$ 221,000,000
Measured, Indicated and Inferred Gold Resources
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,500
Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Contract liabilities	$ 253,000,000
Silver | Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Goods deliverable under contract (as percent)	100.00%
Silver | Pascua-Lama | Silver Wheaton Corp.
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Goods deliverable under contract (as percent)	25.00%
Long-term
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Gold price (in dollars per ounce) | $ / ounce	1,200
Pueblo Viejo
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Change in Timing or Quantity of Ounces to be Delivered Under Streaming Agreement [Member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Contract liabilities	$ 12